First Sentier American Listed Infrastructure Fund

Class I	FLIAX
(the “Fund”)

Supplement dated May 28, 2025 to the
Summary Prospectus dated February 28, 2025

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
First Sentier Funds
[Name of Fund]
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
First Sentier Funds
[Name of Fund]
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Summary Prospectus for reference.